Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share
Earnings Per Share

15. Earnings Per Share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net income attributable to ordinary shareholders—basic	6,809,056	8,749,004	8,816,835
Plus: Interest expense of convertible senior notes	45,809	145,451	150,512
Net income attributable to ordinary shareholders—diluted	6,854,865	8,894,455	8,967,347
Shares (Denominator):
Weight average ordinary shares outstanding—basic	809,442,862	807,739,616	804,875,816
Plus:
Dilutive effect of convertible senior notes	10,830,669	31,209,067	33,566,100
Weight average ordinary shares outstanding—diluted	820,273,531	838,948,683	838,441,916
Earnings per share—basic	8.41	10.83	10.95
Earnings per share—diluted	8.36	10.60	10.70

6,024,675, 5,147,411 and 3,941,928 ordinary shares transferred to ZTO ES were considered issued but not outstanding as of December 31, 2022, 2023 and 2024, respectively, and therefore not included in the calculation of basic and dilutive earnings per share.

For the year ended December 31, 2024, 916,200 options were excluded from the diluted earnings per share calculations because they were anti-dilutive. These share-based awards could become dilutive in the future.